Unconsolidated Joint Ventures (Details 2) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011
Unconsolidated joint ventures
Maximum potential equity contribution	$ 156,000
Remaining commitment of equity contribution		35,000
Maximum leverage percentage of value of total portfolio allowed		50.00%
Variable interest entity, not the primary beneficiary | Joint venture with PGGM
Unconsolidated joint ventures
Number of Real Estate Investment Trusts established	2
Maximum amount of grocery-anchored and community retail centers to be acquired	270,000
PGGM's maximum potential equity contribution	130,000
Remaining commitment of PGGM's equity contribution		31,000
Gross Value		318,458
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Turfway Commons
Unconsolidated joint ventures
Gross Value		12,980
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Elston Plaza
Unconsolidated joint ventures
Gross Value		18,900
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Brownstones Shopping Center
Unconsolidated joint ventures
Gross Value		24,100
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Woodfield Plaza
Unconsolidated joint ventures
Gross Value		26,966
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Caton Crossing
Unconsolidated joint ventures
Gross Value		12,269
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Quarry Retail
Unconsolidated joint ventures
Gross Value		36,206
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Champlin Marketplace
Unconsolidated joint ventures
Gross Value		12,950
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Stuart's Crossing
Unconsolidated joint ventures
Gross Value		12,294
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Village Ten Center
Unconsolidated joint ventures
Gross Value		14,569
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Red Top Plaza
Unconsolidated joint ventures
Gross Value		19,762
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | The Shops of Plymouth
Unconsolidated joint ventures
Gross Value		9,489
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Byerly's Burnsville
Unconsolidated joint ventures
Gross Value		8,170
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Joffco Square
Unconsolidated joint ventures
Gross Value		23,800
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Diffley Marketplace
Unconsolidated joint ventures
Gross Value		11,861
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | The Point at Clark
Unconsolidated joint ventures
Gross Value		28,816
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Cub Foods
Unconsolidated joint ventures
Gross Value		10,358
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Shannon Square Shoppes
Unconsolidated joint ventures
Gross Value		5,465
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Woodland Commons
Unconsolidated joint ventures
Gross Value		23,340
Variable interest entity, not the primary beneficiary | Joint venture with PGGM | Mallard Crossing
Unconsolidated joint ventures
Gross Value		$ 6,163